Capital structure and financing - C.2. Dividend distributions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Statutory reserves unavailable for distribution	$ 472	$ 486	$ 310